Subsequent events	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Subsequent events

40.	Subsequent events

40.1 Closure of arbitral proceedings

On January 25, 2024, according to Material Fact 01/24, an agreement was formalized involving an arbitration process in which the authors claimed compensation from the Company. The process began in 2015 because of a dispute related to a term of commitment signed between the authors and Copel in December 2012, which, in accordance with legislation, was processed in secrecy at the Brazil-Canada Arbitration and Mediation Center. After negotiations between the parties, a settlement was reached with the approval of the arbitral tribunal in the sense of a general and reciprocal discharge between all parties with the definitive closure of the claim. Copel agreed to pay R$672,000 in two installments. The first installment in the amount of R$336,000 was paid on January 31, 2024, and the second and final installment will be updated by Selic and paid by March 31, 2025. Throughout the arbitration procedure, the Company made its best efforts to refute the requests and mitigate the damages resulting from the decisions that followed until the arbitration award settlement phase and, finally, to reach the best possible agreement while preserving Copel’s interests. On December 31, 2023, there is a provision for legal claim recorded in the same amount as the agreement and on December 31, 2022, the provisioned amount was R$629,056 as disclosed in Note 28.2.